Restricted Net Assets (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)
Restricted assets
Percentage of annual after-tax profit which a foreign invested enterprise is required to allocate to general reserve fund	10.00%
Limit of statutory reserve fund as a percentage of registered capital, after which allocations to statutory reserve fund are no longer required	50.00%
Statutory reserves	¥ 0	¥ 0
Restricted net assets		¥ 73	$ 8,791	¥ 61,199